Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights (Details) - Dec. 31, 2021 - Licensed Copyrights and Produced Content
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Long Term Purchase Commitment [Line Items]
2022	¥ 10,577,688	$ 1,659,870
2023	5,174,479	811,989
2024	3,156,128	495,265
2025	1,538,166	241,372
2026 and thereafter	183,358	28,773
Future minimum payments under non-cancelable agreements	¥ 20,629,819	$ 3,237,269